SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Asset Based Financing (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity
Total unconsolidated VIE assets	$ 433,920,000,000	$ 475,766,000,000
Maximum exposure to unconsolidated VIEs	45,937,000,000	39,001,000,000
Citicorp
Variable Interest Entity
Total unconsolidated VIE assets	383,884,000,000	371,582,000,000
Maximum exposure to unconsolidated VIEs	44,156,000,000	35,412,000,000
Citicorp | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	61,428,000,000	44,913,000,000
Maximum exposure to unconsolidated VIEs	25,472,000,000	18,614,000,000
Proceeds from new securitizations	500,000,000	500,000,000	0
Cash flows received on retained interest and other net cash flows	200,000,000	700,000,000	300,000,000
Citi Holdings
Variable Interest Entity
Total unconsolidated VIE assets	50,036,000,000	104,184,000,000
Maximum exposure to unconsolidated VIEs	1,781,000,000	3,589,000,000
Citi Holdings | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	1,321,000,000	3,505,000,000
Maximum exposure to unconsolidated VIEs	126,000,000	890,000,000
Cash flows received on retained interest and other net cash flows	100,000,000	200,000,000	1,700,000,000
Commercial and other real estate | Citicorp | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	25,978,000,000	14,042,000,000
Maximum exposure to unconsolidated VIEs	9,426,000,000	3,902,000,000
Commercial and other real estate | Citi Holdings | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	168,000,000	774,000,000
Maximum exposure to unconsolidated VIEs	50,000,000	298,000,000
Corporate loans | Citicorp | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	460,000,000	2,221,000,000
Maximum exposure to unconsolidated VIEs	473,000,000	1,754,000,000
Corporate loans | Citi Holdings | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	0	112,000,000
Maximum exposure to unconsolidated VIEs	0	96,000,000
Airplanes, ships and other assets | Citicorp | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	34,990,000,000	28,650,000,000
Maximum exposure to unconsolidated VIEs	15,573,000,000	12,958,000,000
Airplanes, ships and other assets | Citi Holdings | Asset-based financing
Variable Interest Entity
Total unconsolidated VIE assets	1,153,000,000	2,619,000,000
Maximum exposure to unconsolidated VIEs	$ 76,000,000	$ 496,000,000